Stock Compensation Plans - Information Regarding Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant date fair value per share of options granted during the period	$ 3.85				$ 1.28		$ 0.79
Fair value of options vested during the period	$ 502		$ 137		$ 206		$ 194
Cash received from options exercised during the period	153	[1]	5	[1]	5	[1]	3	[1]
Intrinsic value of options exercised during the period	$ 111

[1]	For the nine months ended September 30, 2014, cash received from options exercised during the period includes cash proceeds of $54,000 for shares which were early exercised and subject to repurchase as of September 30, 2014. The Company has reflected the early exercise liability within accrued expenses in the accompanying balance sheets.